Interest in joint venture - Reconciliation to the carrying amount in statements of profit or loss and other comprehensive income (Details) - USD ($)			11 Months Ended	12 Months Ended
	Nov. 26, 2021	Feb. 01, 2019	Nov. 26, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Revenue				$ 275,852,753	$ 65,179,515	$ 9,233,089
Loss for the year				(10,217,528)	(995,126)	(20,803,285)
Other comprehensive income				260,112	1,581,372	154,055
Total comprehensive income				(173,756,730)	(382,513)	(20,041,146)
Interest income				3,980	8,043	$ 15,506
Group's share of joint venture's net assets					570,704
Impairment loss on interest in joint venture				$ 176,227
Beijing CircleDNA Gene Technology Co., Ltd
Disclosure of joint ventures [line items]
Revenue			$ 191,094		608,086
Loss for the year			(805,639)		(2,518,491)
Other comprehensive income			31,351		98,005
Total comprehensive income			(774,288)		(2,420,486)
Depreciation and amortization			929		18,512
Interest income			$ 1,885		5,983
Interest expense					(371)
Gross amounts of joint venture's net assets					$ 1,268,231
Equity interest	45.00%	45.00%	0.00%		45.00%
Group's share of joint venture's net assets					$ 570,704
Carrying amount of the Group's interest					570,704
Impairment loss on interest in joint venture					$ 570,704